Document and Entity Information	Apr. 26, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	DHI Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	80111
City Area Code	212
Local Phone Number	448-6605
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, City or Town	Centennial
Entity Address, Address Line Two	Suite 400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity File Number	001-33584
Entity Tax Identification Number	20-3179218
Document Information [Line Items]
Entity Central Index Key	0001393883
Document Type	8-K
Amendment Flag	false
Entity Address, Postal Zip Code	80111
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Document Period End Date	Apr. 26, 2023
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false